Asset Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Asset Acquisition
Below is a summary of the total consideration, assets acquired and the liabilities assumed in connection with the BRB Acquisition:

	August 18, 2023

Purchase consideration
Common stock	$21,609,586	(a)
Total consideration	$21,609,586

Assets acquired and liabilities assumed:
IPR&D asset	$21,215,214
Cash and cash equivalents	1,076,740
Prepaid expenses	4,800
Accounts payable	(73,473)
Other current liabilities	(613,695)
Total net assets acquired	$21,609,586
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(a)Equal to the aggregate common shares issued of 5,436,378, multiplied by the Company's closing stock price of $3.975 as of August 18, 2023.
Below is a summary of the total consideration, assets acquired and the liabilities assumed in connection with the Acquisition:

	November 10, 2022
Purchase consideration
Common stock	$9,574,222	(a)
EHT rollover stock options	105,929	(b)
EHT rollover warrants	203,515	(c)
Transaction costs	1,552,490	(d)
Total consideration	$11,436,156

Assets acquired and liabilities assumed:
Cash and cash equivalents	$6,784,057
Accounts receivable	14,375
Prepaid Expenses	4,227
Assets held for sale	6,610,662	(e)
Related party loan	680,901	(f)
Other current assets	356,961	(g)
Accounts payable	(909,048)
Short term liability	(557,010)	(h)
Payroll liabilities	(577,421)
Insurance premium loan payable	(89,851)
Tax liabilities	(158,858)
Other current liabilities	(722,839)	(i)
Total net assets acquired	$11,436,156
a.Common Stock, The Company issued 1,665,083 shares of common stock at $5.75 per share for an aggregate fair value of $9,574,222.
b.EHT Rollover Stock Options, The estimated fair value of options issued as consideration in the EHT Acquisition was $105,929 and 33,132 SKYE options were issued after applying the Exchange Ratio. The assumptions to value these options were as follows (see Note 8):

November 10, 2022
Dividend yield	0.00%
Volatility	76.61 - 126.45%
Risk-free interest rate	3.51 - 4.56%
Expected term (years)	0.02 - 4.83
c.EHT Rollover Warrants, The estimated fair value of warrants issued as consideration for the Acquisition was $203,515 and 243,781 SKYE warrants were issued after applying the Exchange Ratio.
The assumptions used to value these warrants are as follows:

November 10, 2022
Dividend yield	0.00%
Volatility	102.9-114.6%
Risk-free interest rate	4.29-4.53%
Expected term (years)	0.56-2.27
d.Transaction Costs, The Company incurred aggregate transaction costs of $1,945,140 in connection with the Acquisition, of which $341,629 were expensed, $1,552,490 were considered part of the transaction consideration and $25,511, represented equity issuance costs, which were included as an offset to equity.
e.Assets held for sale, The Company acquired assets related to EHT and its subsidiaries which are considered held for held for sale in the amount of $6,610,662. This amount is primarily composed of the following balances:
i.The adjusted fair value of the VDL assets held for sale of $8,540,732, net of direct liquidation costs of $390,241, which includes legal costs, advisory fees and other professional fees. In addition, the VDL assets were further reduced by $2,072,981 as a result of the relative fair value allocation. The resulting carrying value of the asset recorded by the Company is $6,467,751.
ii.The Company acquired deposits related to utilities for EHT's subsidiaries held for sale. The fair value of these deposits at the time of acquisition is $23,910.
iii.The Company has acquired the value of EHTC's Health Canada license which was transferred with the sale of EHTC (See Divestiture of Emerald Health Therapeutics Canada, Inc. below). The value of the license at the time of the acquisition was $91,700.
iv.The Company acquired prepaid expenses related to entities held for sale of $27,301.
f.Related party loan, on October 17, 2022, the Company and EHT entered into a loan agreement pursuant to which EHT loaned the Company $700,000 in accordance with the terms of a promissory note. Upon closing the Acquisition, the loan was offset by the balance due to Skye under the consulting agreement. The net related party loan balance was $680,901 as of the closing of the Acquisition. After the closing of the EHT Acquisition, this balance eliminates in consolidation.
g.Other current assets, The Company acquired other current assets related to EHT and its subsidiaries which are considered held for held for sale in the amount of $356,961. This amount is primarily composed of the following balances:
i.The Company acquired deposits related to EHT's excise tax bonds of $252,418. As a condition of the EHTC and VDL stock purchase agreements it is expected that the cash value of these bonds will be received upon transfer of the Health Canada licenses to the purchasers of EHTC and VDL.
ii.The Company acquired an open receivables balance of $104,543 made up of a balance due from the buyer of VDL, a former customer of EHT's of $75,396. Additionally, this balance includes a property tax refund due of $29,147.
h.Short-term liability EHT received an upfront deposit of $557,010 for the sale of VDL,
i.Other current liabilities, The Company acquired liabilities related to EHT and its subsidiaries which are considered in the amount of $722,839. This amount is primarily composed of the following balances:
i.The Company acquired an outstanding accrued liabilities balance of $587,139. The majority of the balance includes estimated late fees related to late tax filings.
ii.In accordance with ASC 450, the Company has recorded a contingent liability related credits due to customers of EHT's former operations. At the time of the EHT Acquisition, this liability was estimated at $135,700.

Schedule of Fair Value Measurement Inputs and Valuation Techniques	The assumptions to value these options were as follows (see Note 8):

November 10, 2022
Dividend yield	0.00%
Volatility	76.61 - 126.45%
Risk-free interest rate	3.51 - 4.56%
Expected term (years)	0.02 - 4.83
The assumptions used to value these warrants are as follows:

November 10, 2022
Dividend yield	0.00%
Volatility	102.9-114.6%
Risk-free interest rate	4.29-4.53%
Expected term (years)	0.56-2.27
The warrants vested immediately and the fair value of $7,881,972 was determined using the Black-Scholes Merton option pricing model with the following assumptions:

August 18, 2023
Dividend yield	0.00%
Volatility factor	87.88%
Risk-free interest rate	4.26%
Expected term (years)	10.00
Underlying common stock price	$5.16
The warrants vested immediately and the fair
value of $1,144,886 was determined using the Black-Scholes Merton option pricing model with the following assumptions:

August 18, 2023
Dividend yield	0.00%
Volatility factor	87.88%
Risk-free interest rate	4.26%
Expected term (years)	10.00
Underlying common stock price	$5.16
On the date of modification, the Company revalued the warrants with a Black-Scholes valuation method using the following assumptions as of the repricing date:

November 17, 2022
Dividend yield	0.00%
Volatility factor	97.53 - 115.96%
Risk-free interest rate	4.40 - 4.67%
Expected term (years)	0.96 - 2.12
Underlying common stock price	$4.25
As of the date of grant, the Company valued the warrants with a Black-Scholes valuation method using the following assumptions:

April 1, 2022 Date of Issuance
Dividend yield	0.00%
Volatility factor	118.46%
Risk-free interest rate	1.92%
Expected term (years)	1.27
Underlying common stock price	$9.25
The warrant liability is valued at the balance sheet dates using the following assumptions:

December, 31, 2022
Dividend yield	—%
Volatility factor	140.83%
Risk-free interest rate	4.21%
Expected term (years)	1.13
Underlying common stock price	$4.00